Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2024
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2024	2023
Number of permanent employees as at 30 June:
South African operations[1]	33 123	33 341
International operations[2]	1 592	1 572
Total number of permanent employees	34 715	34 913

	SA Rand
Figures in million	2024	2023
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)	17 006	15 988
Retirement benefit costs	1 226	1 146
Medical aid contributions	403	382
Total aggregated earnings[3]	18 635	17 516
[1]The South African operations include permanent employees for Phoenix of 86 and Margaret Water Company NPC of 50 as a result of Harmony’s shareholding of 72% and 66% respectively.
[2]The Wafi-Golpu joint operation employees included in the total is 31 (2023: 31).
[3]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.